Personnel expenses - Average number of employees (Details) - employee	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Personnel expense
Average number employees, women	117	121	122
Average number employees, men	126	131	138
Total average number of employees	243	252	260